Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	2 5 . Commitments and contingencies The Group had investment commitments of RMB 31,000 thousand as of December 31, 2020 and RMB 55,546 thousand as of December 31, 2021.